Cost of sales (Tables)	Mar. 31, 2024
Cost Of Sales [Abstract]
Schedule of cost of sales [Table Text Block]
	Year ended March 31,
	2024	2023
	$	$
Digital currency mining	70,702	55,147
High performance computing hosting	3,373	316
Total	74,075	55,463